Stockholders' Equity - Equity Plan (FY) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) offering_period shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares	May 31, 2017 shares	Jan. 01, 2013 shares
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		6,000,000	2,500,000
Number of shares available for future grant	5,585,661
2018 Plan | Stock options | Share-based award tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)	2 years
2018 Plan | Stock options | Share-based award tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)	3 years
2018 Plan | Stock options | Share-based award tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)	10 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of offering periods | offering_period	2
Term of offering period	6 months
Maximum annual contribution per employee as percent of annual salary	15.00%
Maximum annual contribution per employee | $	$ 25,000
Purchase price measurement as percent of closing price on enrollment date	85.00%
Purchase price measurement as percent of closing price on exercise date	85.00%
2012 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					50,000
2017 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				100,000
Amended 2017 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			500,000
Number of shares available for future grant	300,577
Shares issued under ESPP	47,132